UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska            68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

5/31

Date of reporting period: 11/30/09

Item 1.  Reports to Stockholders.

Leader Short-Term

Bond Fund

Semi-Annual Report

November 30, 2009

1-800-711-9164

www.leadercapital.com

Leader Short Term Bond Fund Management’s Discussion & Analysis1

Dear Fellow Shareholders:

We are pleased to present the semi-annual report for the Leader Short Term Bond Fund.  This report covers the financial results and investment activity for the Leader Short Term Bond Fund for the six month period ending November 30, 2009.

June of 2009 to November 2009 we saw credit spreads tighten the most in this century, with high yield at 800 bps “over” and investment grade at 200 bps “over”.  We began raising cash and cash equivalents beginning in September of 2009.

In the following pages you will find detailed discussions about the Leader Short-Term Bond Fund and its performance since inception of the fund.  We hope you will take a moment to read this information, and let us know if you have any questions about your investment.  You can send us an email at info@leadercapital.com or call us at 1-800-269-8810.

As always, we appreciate your investment in the Leader Short Term Bond Fund and we look forward to serving your investment needs in the years to come.

Sincerely,

John E. Lekas

Portfolio Manager

__________________________

1 The general market views expressed in this report represent the opinions of Leader Capital Corp. Management comments are not intended to predict or forecast the performance of any of the securities markets or indexes.

The Leader Short Term Bond Fund is distributed by Foreside Distribution Service, LP.

Leader Short-Term Bond Fund
Investment Highlights (Unaudited)
November 30, 2009

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund's Investment Advisor, Leader Capital Corporation (the "Advisor") utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund's sector breakdown as of November 30, 2009 is shown below.

Leader Short-Term Bond Fund
Investment Highlights (Unaudited) (Continued)
November 30, 2009

The Fund's performance figures* for the six months ending November 30, 2009, compared to its benchmarks:

	6 Months	1 Year	3 Year	Since Inception July 14, 2005
Leader Short-Term Bond Fund - Investor Class	6.34%	15.80%	4.97%	4.37%
Leader Short-Term Bond Fund - Institutional Class	6.65%	16.50%	N/A	15.52% **
Merrill Lynch 1-3 Year Government/Corporate Bond Index	2.65%	5.69%	5.36%	6.48%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** Institutional Class inception date is October 31, 2008.

The Merrill Lynch 1-3 Year Government/Corporate Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.  One cannot invest directly in an index.  Sector allocations are subject to change.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2009
	Principal Amount ($)		Coupon Rate (%)	Maturity	Value
		CORPORATE BONDS - 70.4%
		AGRICULTURE - 1.7%
	1,000,000	Altria Group, Inc.	8.5000	11/10/2013	$ 1,168,260
	3,000,000	Reynolds American, Inc. (a)	0.9990	6/15/2011	2,967,408
					4,135,668
		AIRLINES - 1.3%
	3,000,000	United Air Lines, Inc.	12.7500	7/15/2012	3,075,000

		ASSET BACKED SECURITY - AUTOMOBILE - 0.0%
	100,000	Hertz Vehicle Financing LLC 2009-2A A1 (b)	4.2600	3/25/2014	101,981

		AUTO MANUFACTURERS - 3.0%
	3,025,000	Daimler Finance North America LLC	4.8750	6/15/2010	3,078,936
	3,900,000	Daimler Finance North America LLC	5.8750	3/15/2011	4,078,230
					7,157,166
		AUTO PARTS & EQUIPMENT - 0.9%
	2,000,000	Goodyear Tire & Rubber Co.	7.8570	8/15/2011	2,047,500

		BANKS - 22.7%
	5,000,000	Bank of America NA (a)	0.5790	6/15/2016	4,329,750
	2,000,000	Citigroup, Inc. (a)	0.3613	5/18/2011	1,950,980
	6,000,000	Citigroup, Inc. (a)	0.5581	11/5/2014	5,358,480
	5,000,000	Dexia Banque Internationale a Luxembourg SA (a)	0.5044	7/5/2016	4,138,775
	7,000,000	Fifth Third Bancorp (a)	0.7119	12/20/2016	5,483,870
	1,500,000	Fifth Third Bancorp	6.2500	5/1/2013	1,569,390
	2,000,000	FleetBoston Financial Corp.	7.3750	12/1/2009	2,000,000
	4,000,000	Goldman Sachs Group, Inc. (a)	0.7394	3/22/2016	3,670,240
	3,065,000	Goldman Sachs Group, Inc. (a)	0.8825	9/29/2014	2,951,013
	4,000,000	Governor & Co. of the Bank of Ireland (a)	0.3419	12/18/2009	3,998,520
	4,000,000	JPMorgan Chase Bank NA (a)	0.6297	6/13/2016	3,648,120
	1,000,000	Morgan Stanley (a)	0.5344	1/9/2012	981,640
	5,000,000	Morgan Stanley (a)	0.7341	10/18/2016	4,508,350
	5,000,000	National City Bank (a)	0.6844	6/7/2017	4,656,750
	1,000,000	Wachovia Corp. (a)	0.4056	3/1/2012	979,470
	2,500,000	Wachovia Corp. (a)	0.6206	10/28/2015	2,238,375
	2,000,000	Wachovia Corp. (a)	0.6544	10/15/2016	1,706,360
					54,170,083
		COMMERCIAL SERVICES - 2.2%
	5,000,000	Hertz Corp.	10.5000	1/1/2016	5,206,250

		DIVERSIFIED FINANCIAL SERVICES - 11.5%
	2,000,000	American Honda Finance Corp. (a,b)	0.6950	3/16/2010	2,001,820
	500,000	American Honda Finance Corp. (a,b)	1.0419	6/20/2011	505,990
	5,000,000	American Honda Finance Corp. (a,b)	2.7566	6/2/2011	5,187,550
	1,000,000	Bear Stearns Cos, LLC	6.9500	8/10/2012	1,124,060
	700,000	General Electric Capital Corp. (a)	0.4044	4/10/2012	677,509
	6,000,000	General Electric Capital Corp. (a)	0.4325	11/30/2016	5,137,200
	500,000	General Electric Capital Corp. (a)	0.5590	9/15/2014	463,645
	4,000,000	General Electric Capital Corp. (a)	0.6094	12/20/2016	3,569,600
	1,000,000	General Electric Capital Corp.	5.7200	8/22/2011	1,006,790
	4,000,000	HSBC Finance Corp. (a)	0.5522	4/24/2012	3,867,640
	2,000,000	HSBC Finance Corp. (a)	0.6856	6/1/2016	1,792,860
	900,000	SLM Corp.	5.0000	10/1/2013	773,487
	1,500,000	Textron Financial Corp. (a)	0.3919	2/25/2011	1,413,750
					27,521,901

See accompanying notes to financial statements

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2009
	Principal Amount ($)		Coupon Rate (%)	Maturity	Value
		ENVIRONMENTAL CONTROL - 1.6%
	1,000,000	Allied Waste North America, Inc.	6.5000	11/15/2010	$ 1,042,620
	2,600,000	Waste Management, Inc.	7.3750	8/1/2010	2,702,960
					3,745,580
		FOOD - 0.4%
	1,000,000	Kraft Foods, Inc.	5.6250	11/1/2011	1,068,930

		GAS - 0.5%
	1,200,000	Energen Corp.	7.6250	12/15/2010	1,261,608

		HEALTHCARE-SERVICES - 0.8%
	2,000,000	UnitedHealth Group, Inc. (a)	0.4719	6/21/2010	1,993,894

		HOME BUILDERS - 0.1%
	500,000	William Lyon Homes, Inc.	10.7500	4/1/2013	349,375

		INSURANCE - 5.5%
	1,000,000	Ambac Financial Group, Inc. (a)	6.1500	2/7/2087	50,000
	1,000,000	Fidelity National Financial, Inc.	7.3000	8/15/2011	1,041,110
	1,513,000	First American Capital Trust I	8.5000	4/15/2012	1,459,453
	1,000,000	Hartford Financial Services Group, Inc.	5.2500	10/15/2011	1,031,620
	1,200,000	MBIA Insurance Corp. (a,b)	14.0000	1/15/2033	486,000
	2,000,000	Metropolitan Life Global Funding I (a,b)	2.2019	6/10/2011	2,029,920
	1,000,000	Monumental Global Funding III (a,b)	0.3100	5/26/2010	990,200
	3,250,000	Principal Life Income Funding Trusts (a)	0.4325	11/15/2010	3,196,278
	2,000,000	Principal Life Income Funding Trusts (a)	0.4553	11/8/2013	1,812,440
	1,000,000	Unum Group	7.6250	3/1/2011	1,037,920
					13,134,941
		IRON & STEEL - 1.5%
	3,500,000	AK Steel Corp.	7.7500	6/15/2012	3,513,125

		LEISURE TIME - 1.2%
	2,800,000	Royal Caribbean Cruises Ltd.	8.7500	2/2/2011	2,870,000

		MEDIA - 3.0%
	1,000,000	CBS Corp.	6.6250	5/15/2011	1,047,490
	5,000,000	COX Communications, Inc.	4.6250	1/15/2010	5,018,800
	1,000,000	Time Warner, Inc.	6.7500	4/15/2011	1,066,940
					7,133,230
		MINING - 5.9%
	2,983,000	Alcoa, Inc.	7.3750	8/1/2010	3,088,568
	10,000,000	Freeport-McMoRan Copper & Gold, Inc. (a)	3.8813	4/1/2015	9,907,200
	1,000,000	Rio Tinto Alcan, Inc.	6.4500	3/15/2011	1,049,740
					14,045,508
		MISCELLANEOUS MANUFACTURING - 0.4%
	1,000,000	Bombardier, Inc. (b)	8.0000	11/15/2014	1,007,500

		OFFICE EQUIPMENT - 0.9%
	2,000,000	Xerox Corp.	7.1250	6/15/2010	2,057,800

		OIL & GAS - 0.4%
	1,000,000	Tesoro Corp.	6.2500	11/1/2012	993,750

		PIPELINES - 0.4%
	1,000,000	Kinder Morgan Finance Co. ULC	5.3500	1/5/2011	1,010,000

See accompanying notes to financial statements

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2009
	Principal Amount ($)		Coupon Rate (%)	Maturity	Value
		REITS - 1.5%
	900,000	OnBoard Promissory Note (c,d)	8.0000	12/17/2010	$ 900,000
	2,718,000	Simon Property Group LP	4.6000	6/15/2010	2,761,026
					3,661,026
		RETAIL - 1.3%
	3,000,000	CVS Caremark Corp. (a)	0.5556	6/1/2010	3,001,629

		TRANSPORTATION - 1.7%
	4,000,000	Kansas City Southern de Mexico SA de CV	9.3750	5/1/2012	4,093,120

		TOTAL CORPORATE BONDS ( Cost - $161,716,444)			168,356,565

		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
	75,391	Federal Home Loan Mortgage Corp. Series 3068YO (c,e,f)	0.0000	1/15/2035	75,226
	476,803	Federal Home Loan Mortgage Corp. Series 3107YO (c,e,f)	0.0000	2/15/2036	433,741
	284,193	Federal Home Loan Mortgage Corp. Series 3213OB (c,e,f)	0.0000	9/15/2036	271,670
	275,837	Federal Home Loan Mortgage Corp. Series 3213OH (c,e,f)	0.0000	9/15/2036	262,563
	5,000	United States Treasury STRIPS Coupon (g)	0.0000	11/15/2015	4,314
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS ( Cost - $997,241)			1,047,514

		CONVERTIBLE BOND - 0.8%
		REITS - 0.8%
	200,000	ProLogis
		TOTAL CONVERTIBLE BOND ( Cost - $1,833,750)	2.2500	4/1/2037	1,857,500

	Shares		Dividend Rate
		AUCTION RATE PREFERRED STOCKS - 2.7%
	18	BlackRock Floating Rate Income Trust, Ser. W7 (d,h)	1.4660		450,000
	114	Boulder Growth & Income Fund Inc., Ser. M28 (d,h)	1.4920		2,850,000
	3	Claymore Dividend & Income Fund Ser. W7 (d,h)	1.7160		75,000
	15	Eaton Vance Floating-Rate Income Trust Ser. D (d,h)	1.4890		375,000
	7	Eaton Vance Floating-Rate Income Trust Ser. E (d,h)	1.4920		175,000
	39	Eaton Vance Senior Floating-Rate Trust Ser. C (d,h)	0.2270		975,000
	27	Eaton Vance Senior Floating-Rate Trust Ser. D (d,h)	0.2720		675,000
	24	Evergreen Multi-Sector Income Fund Ser. T28 (d,h)	1.4920		600,000
	7	Neuberger Berman Real Estate Securities Income Fund Inc., Ser. H (d,h)	1.4860		175,000
		TOTAL AUCTION RATE PREFERRED STOCKS ( Cost - $6,350,000)			6,350,000

		PREFERRED STOCKS - 0.1%
	200,000	Federal National Mortgage Association Series S (i)	8.2500		144,000
	3,800	Federal National Mortgage Association Series 2008-1 (i)	8.7500		5,320
		TOTAL PREFERRED STOCK ( Cost - $2,039,455)			149,320

See accompanying notes to financial statements

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2009
	Shares				Value
		EXCHANGE TRADED FUNDS - 2.0%
	50,000	iShares Barclays 20+ Year Treasury Bond Fund
		TOTAL EXCHANGE TRADED FUNDS ( Cost - $4,743,690)			$ 4,831,500

		SHORT-TERM INVESTMENTS - 23.9%
		MONEY MARKET - 23.9%
	57,239,562	Fifth Third U.S. Treasury Money Market Fund, 0.01% (a)
		TOTAL SHORT-TERM INVESTMENTS ( Cost - $57,239,562)			57,239,562

		TOTAL INVESTMENTS - 100.3% ( Cost - $234,920,142) (j)			$ 239,831,961
		OTHER LIABILITIES LESS ASSETS - (0.3%)			(662,582)
		NET ASSETS - 100.0%			$ 239,169,379

STRIPS - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at November 30, 2009.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from
	registration to qualified institutional buyers. At November 30, 2009, these securities amounted to $12,310,961 or 5.15% of net assets.
(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(d)	The Advisor has determined these securities to be illiquid.
(e)	Collateralized mortgage obligation (CMO)
(f)	Principal only bond - non income producing
(g)	Zero coupon security. Payment received at maturity.
(h)	Rate shown represents the interest rate as of November 30, 2009.
(i)	Non income producing security
(j)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation			$ 8,205,683
		Unrealized depreciation			(3,293,864)
		Net unrealized appreciation			$ 4,911,819

See accompanying notes to financial statements

Leader Short-Term Bond Fund
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2009 (Unaudited)

ASSETS
Investment securities:
At cost	$ 234,920,142
At value	$ 239,831,961
Foreign currency (cost $1,247,903)	835,241
Receivable for securities sold (see note 8)	2,110,300
Receivable for Fund shares sold	368,711
Dividends and interest receivable	1,677,553
Prepaid expenses and other assets	55,657
TOTAL ASSETS	244,879,423

LIABILITIES
Payable for investments purchased	5,225,437
Payable for fund shares redeemed	208,638
Investment advisory fees payable	149,068
Distribution (12b-1) fees payable	73,155
Fees payable to other affiliates	28,272
Accrued expenses and other liabilities	25,474
TOTAL LIABILITIES	5,710,044
NET ASSETS	$ 239,169,379

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 235,653,257
Accumulated net investment income	(909,135)
Accumulated net realized gain from investment and foreign currency transactions	(73,900)
Net unrealized appreciation (depreciation) on:
Investments	4,911,819
Foreign currency translations	(412,662)
NET ASSETS	$ 239,169,379

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 155,368,484
Shares of beneficial interest outstanding	16,002,756
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption
price per share	$ 9.71
Institutional Class Shares:
Net Assets	$ 83,800,895
Shares of beneficial interest outstanding	8,579,941
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption
price per share	$ 9.77

See accompanying notes to financial statements

Leader Short-Term Bond Fund
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2009 (Unaudited)

INVESTMENT INCOME
Interest	$ 4,103,763
Dividends	48,835
TOTAL INVESTMENT INCOME	4,152,598

EXPENSES
Investment advisory fees	687,379
Distribution (12b-1) fees:
Investor Class	315,956
Administrative services fees	67,856
Professional fees	54,357
Transfer agent fees	44,236
Registration fees	38,150
Accounting services fees	31,044
Printing and postage expenses	8,709
Custodian fees	5,871
Compliance officer fees	5,508
Trustees' fees and expenses	3,600
Insurance expense	1,740
Other expenses	4,638
TOTAL EXPENSES	1,269,044

Plus: Expense reimbursement recapture	103,548

NET EXPENSES	1,372,592

NET INVESTMENT INCOME	2,780,006

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from
Investments	345,733

Net change in unrealized appreciation (depreciation) on
Investments	7,352,601
Foreign currency translations	(4,833)
Net change in unrealized appreciation	7,347,768

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	7,693,501

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 10,473,507

See accompanying notes to financial statements

Leader Short-Term Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months	For the
	Ended November 30,	Year Ended
	2009 (Unaudited)	May 31, 2009
FROM OPERATIONS
Net investment income	$ 2,780,006	$ 3,310,023
Net realized gain (loss) from investments and foreign currency transactions	345,733	(84,596)
Net change in unrealized appreciation (depreciation) on investments
and foreign currency translations	7,347,768	(1,874,922)
Net increase in net assets resulting from operations	10,473,507	1,350,505

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(3,327,692)	(1,958,401)
Institutional Class	(1,434,645)	(210,262)
From net realized gains
Investor Class	(334,451)	(770,653)
Institutional Class	(111,079)	-
Net decrease in net assets from distributions to shareholders	(5,207,867)	(2,939,316)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	81,077,524	67,735,397
Institutional Class	56,894,139	30,838,419
Net asset value of shares issued in reinvestment
of distributions to shareholders:
Investor Class	2,850,756	2,118,667
Institutional Class	1,347,727	193,210
Payments for shares redeemed:
Investor Class	(28,964,500)	(58,849,708)
Institutional Class	(4,769,687)	(3,984,740)
Net increase in net assets from shares of beneficial interest	108,435,959	38,051,245

TOTAL INCREASE IN NET ASSETS	113,701,599	36,462,434

NET ASSETS
Beginning of Year	125,467,780	89,005,346
End of Year *	$ 239,169,379	$ 125,467,780
* Includes accumulated net investment income of:	$ (909,135)	$ 1,073,196

SHARE ACTIVITY
Investor Class:
Shares Sold	8,453,917	7,375,997
Shares Reinvested	301,055	233,257
Shares Redeemed	(3,016,097)	(6,587,233)
Net increase in shares of beneficial interest outstanding	5,738,875	1,022,021

Institutional Class
Shares Sold	5,904,930	3,439,605
Shares Reinvested	141,445	22,457
Shares Redeemed	(492,739)	(435,757)
Net increase in shares of beneficial interest outstanding	5,553,636	3,026,305

See accompanying notes to financial statements

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Investor Class

		For the Six Months		For the Year		For the Year	For the Period		For the Period
		Ended		Ended		Ended	Ended		Ended
		November 30, 2009		May 31, 2009	(3)	May 31, 2008	May 31, 2007 (2)		June 30, 2006 (1)
		(Unaudited)
Net asset value, beginning of period		$ 9.43		$ 9.63		$ 9.69	$ 9.46		$ 10.00

Activity from investment operations:
	Net investment income	0.14	(4)	0.32	(4)	0.54	0.47		0.42
	Net realized and unrealized
	gain (loss) on investments	0.45		(0.22)		(0.06)	0.23		(0.56)
Total from investment operations		0.59		0.10		0.48	0.70		(0.14)

	Net investment income	(0.28)		(0.22)		(0.52)	(0.47)		(0.40)
	Net realized gains	(0.03)		(0.08)		(0.02)	-		-
Total distributions		(0.31)		(0.30)		(0.54)	(0.47)		(0.40)

Net asset value, end of period		$ 9.71		$ 9.43		$ 9.63	$ 9.69		$ 9.46

Total return (5)		6.34%	(6)	1.21%		5.27%	7.53%	(6)	(1.28%)	(6)

Net assets, end of period (000s)		$ 155,368		$ 96,790		$ 89,005	$ 33,405		$ 12,694

Ratio of gross expenses to average
	net assets (7)	1.54%	(8)	1.88%		1.97%	2.51%	(8)	3.81%	(8)
Ratio of net expenses to average
	net assets (7)	1.70%	(8,9)	1.86%	(10)	1.85%	1.70%	(8)	1.65%	(8)
Ratio of net investment income (loss)
	to average net assets (7)	2.86%	(8)	3.56%		4.34%	5.24%	(8)	3.14%	(8)
Ratio of net investment income (loss)
	to average net assets - pre waiver/recapture (7)	3.02%	(8)	3.54%		4.46%	6.05%	(8)	5.30%	(8)

Portfolio Turnover Rate		49.98%	(6)	211.13%		284.67%	237.15%	(6)	211.39%	(6)

(1)	Investor Class Shares commenced operations on July 14, 2005.
(2)	Fund changed fiscal year end from June 30 to May 31. This period represents activity from July 1, 2006 through May 31, 2007.
(3)	Effective April 27, 2009, Class A shares were renamed Investor Class shares.
(4)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(5)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect any sales loads.
(6)	Not annualized
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.85%.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Institutional Class
		For the Six Months		For the Period
		Ended		Ended
		November 30, 2009		May 31, 2009 (1)
		(Unaudited)
Net asset value, beginning of period		$ 9.48		$ 8.77

Activity from investment operations:
	Net investment income (2)	0.16		0.26
	Net realized and unrealized
	gain on investments	0.46		0.57
Total from investment operations		0.62		0.83

Less distributions from:
	Net investment income	(0.30)		(0.12)
	Net realized gains	(0.03)		-
Total distributions		(0.33)		(0.12)

Net asset value, end of period		$ 9.77		$ 9.48

Total return (3,4)		6.65%		9.61%

Net assets, end of period (000s)		$ 83,801		$ 28,678

Ratio of gross expenses to average
	net assets (5,6)	1.04%		1.45%
Ratio of net expenses to average
	net assets (5,6)	1.04%	(8)	1.43%	(7)
Ratio of net investment income (loss)
	to average net assets (5,6)	3.38%		4.93%

Ratio of net investment income (loss)		3.38%		4.91%
	to average net assets - pre waiver/recapture (5,6)
Portfolio Turnover Rate (4)		49.98%		211.13%

(1)	Institutional Class Shares commenced operations on October 31, 2008.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.
(7)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.35%.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2009

(1)	Organization

The Leader Short-Term Bond Fund (the “Fund”), is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation.

On October 17, 2008, the shareholders of the Leader Short-Term Bond Fund, a series of Trust for Professional Managers (“TPM” or the “Predecessor Fund”), approved a proposal to reorganize the Fund into a newly created fund, the Leader Short-Term Bond Fund (the “New Leader Fund”), a series of the Northern Lights Fund Trust

The Fund offers two classes of shares, Investor Class shares and the Institutional Class shares.  Effective April 27, 2009, Class A shares were renamed Investor Class shares.  Prior to April 27, 2009, Class A shares were subject to a sales charge at the time of purchase, although the shares may have been purchased at net asset value (“NAV”) without a sales charge by a certain category of investors.  Investor and Institutional shares are now offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.    Investments in open-end investment companies are valued at net asset value.  Investments in Auction Rate Preferred Stocks (“ARPs”) are generally valued based on quotations provided by the Fund’s independent pricing service.  The pricing methodology used by the independent pricing service considers both observable and unobservable inputs, including but not limited to, ongoing reviews of issuer-specific credit events, underlying asset quality, timely dividend payments, and anticipated future redemptions at par value. Furthermore, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used, had an active market for the investment existed, and may vary from ultimate redemption prices.  For more information on ARPS please refer to note 7.  In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2009

(b)	Valuation of Fund of Funds

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of November 30, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 167,456,565	$ 900,000	$ 168,356,565
U.S. Government & Agency Obligations	-	1,047,514		1,047,514
Convertible Bond	-	1,857,500		1,857,500
Auction Rate Preferred Stock	-	6,350,000		6,350,000
Preferred Stock	149,320	-		149,320
Exchange Traded Fund	4,831,500	-		4,831,500
Money Market	-	57,239,562		57,239,562
Total	$ 4,980,820	$ 233,951,141	$ 900,000	$ 239,831,961

                                                           *Refer to the Portfolio of Investments for industry classification.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2009

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Corporate Bonds	Total
Beginning Balance 5/31/09	$ -	$ -
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	900,000	900,000
Proceeds from Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$ 900,000	$ 900,000

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2009 includes:

$ -	$ -

(c)	Security Transactions and related income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The accounting records are maintained in U.S. Dollars.

(d)	Foreign Currency Transactions

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.   Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(e)	Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends and distributions to shareholders are recorded on ex-date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

(f)	Federal Income Taxes

It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years, 2006-2009 and during the six months ended November 30, 2009 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2009

(g)	Credit Facility

Effective April 1, 2009 The Fund has entered into a $15 million secured Revolving Credit Agreement (the “Agreement”).  Under the terms of the Agreement, the Fund may borrow for no more than five Business Days (“Short Term Loans”) or up to twenty days (“Long Term Loans” collectively the ”Loans”) subject to certain limitations, in amounts of up to $15 million; provided the aggregate balance of the Long Term Loans do not exceed $5 million at any one time.  Interest is charged to the Fund based on prevailing market rates in effect at the time of the borrowing. Short Term Loans will be used only for temporary or emergency purposes including the financing of redemptions. Long Term Loans may be used to finance the purchase (on an interim basis) of portfolio securities.  The Fund collateralizes the Loans with certain securities the Fund holds at the time of borrowing.  For the six months ending November 30, 2009 the Fund did not have any borrowings.

(h)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(i)	Indemnifications

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(j)	New Accounting Pronouncements

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”).  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidance contained in the Codification carries an equal level of authority.  On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Fund’s financial statements.

(3)	Investment Transactions

For the six months ended November 30, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $150,948,766 and $73,074,558, respectively.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2009

(4)	Investment Advisor/Transactions with Affiliates

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Leader Capital Corporation serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration and fund accounting services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily investment operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .75% of the Fund’s average daily net assets.  For the six months ended November 30, 2009, the Fund incurred $687,379 of advisory fees, with $149,068 remaining payable at November 30, 2009.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, expenses incurred in connection with any merger or reorganization, and expenses of other investment companies in which the Fund may invest and extraordinary expenses, such as litigation) do not exceed 1.65% of Investor Class’ average daily net assets through June 30, 2007 and 1.85% thereafter and do not exceed 1.35% of the Institutional Class shares and shall continue thereafter at the discretion of the Board of Trustees.  Effective March 2, 2007, any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.   As of November 30, 2009 the Investor Class and Institutional Class have recovered $102,002 and $1,546, respectively, in prior period waivers.  As of November 30, 2009, the Fund has recaptured all prior period waivers.

The Fund pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services.

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   The expenses incurred for administration services by GFS for the six months ended November 30, 2009 were $67,856.  Fees are billed monthly as follows:

The greater of:

A base annual fee of $40,000 plus

-

8 basis points or 0.08% per annum on net assets $80 to $200 million

-

6 basis points or 0.06% per annum on net assets greater than $200 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $36,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

The expenses incurred for accounting services by GFS for the six months ended November 30, 2009 were $31,044.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2009

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 per account.

The expenses incurred for transfer agency services by GFS for the six months ended November 30, 2009 were $44,236.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended November 30, 2009, the Fund incurred expenses of $5,508 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended November 30, 2009, GemCom collected amounts totaling $2,983 for EDGAR and printing services performed.

(5)	Distribution Plan

The Trust has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% of its average daily net assets for Investor Class shares is paid to Foreside Distribution Services, LP (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  The Institutional Shares do not participate in this Plan.  During the six months ended November 30, 2009, the Fund accrued expenses of $315,956 pursuant to the Plan.

(6)	Federal Tax Matters

The tax character of distributions paid during the years ended May 31, 2009 and May 31, 2008 were as follows:

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax years ended May 31, 2009 and May 31, 2008.

As of May 31, 2009, the components of accumulated earnings / (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions are attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is attributable to the tax treatment of net short-term capital gains and paydown gain/loss.

Leader Short-Term Bond Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2009

Foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $776,128 of such foreign currency losses.

Permanent book and tax differences, attributable to paydowns, foreign currency, and bifurcation of gains on foreign bonds, resulted in reclassification for the year ended May 31, 2009 as follows:

Accumulated net investment income

$(455,737)

Accumulated net realized loss from investment

     and foreign currency transactions

$ 455,737

(7)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically—typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate). Please refer to the dividend rates disclosed on the Fund’s Schedule of Investments which represents the default rate, as of November 30, 2009. This default rate may be more or less than the current market interest rate for comparable securities or other debt securities the Fund may invest in.

The Advisor believes par value accurately reflects the market value of the ARPS held by the Fund as of November 30, 2009, and because of the failed Dutch auction process, believes they are presently illiquid. See Note 2 for further discussion of the valuation of these securities and the inputs considered.  Although the Advisor believes that par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities.  As of November 30, 2009 the Fund held $6,350,000 or 2.66% of net assets in ARPS.

In connection with auction rate securities sold by Oppenheimer to the Fund, the Trust filed a FINRA arbitration claim against Oppenheimer & Co., Inc. and certain of its affiliates, associated persons and control persons (collectively, “Oppenheimer”).  The Trust is seeking recovery against Oppenheimer for making false and misleading representations, for omitting material facts that were necessary to make representations not misleading, and for making unsuitable recommendations, all in violation of applicable FINRA Conduct Rules, Oregon statutes and regulations, and common law.  The Trust is seeking damages in the amount of $10,750,000, together with prejudgment interest at 9% per annum, plus reasonable costs and expenses incurred in the FINRA arbitration proceeding, including filing fees, panel fees, attorney fees and expert fees.

The Board and the Advisor continue to evaluate the FINRA arbitration proceeding and other alternatives related to Oppenheimer.  Any arbitration costs not recovered in the FINRA arbitration proceeding would be outside the expense limitation described in Note 4 and would be paid by the Fund.

(8)	Primary Reserve Fund

At the close of business on September 16, 2008, the Fund held 25,236,819 shares of the Primary Reserve Money Market Fund (the “Reserve Fund”).  On that date, the Reserve Fund’s holdings in Lehman Brothers Holdings, Inc. (“Lehman Brothers”) became distressed, causing the Reserve Fund’s NAV to fall below $1.00.  The Fund redeemed its holdings in the Reserve Fund on September 17, 2008, but was unable to do so due to heavy redemption requests. On September 22, 2008, the Reserve Fund received an order from the SEC to suspend all rights of redemption. Since this time, the Reserve Fund has been working in connection with the SEC to liquidate and distribute the assets of the Reserve Fund in an orderly manner. The Fund has received 5 payments: one for $12,818,085 on October 31, 2008, a second payment for $7,100,154 on December 3, 2008, a third payment for $1,675,957 on February 20, 2009, a fourth payment for $1,134,024 on April 17, 2009, and a fifth payment of $493,026 on October 2, 2009.  After the fifth payment was received on October 2, 2009, a receivable of $1,700,111 is still outstanding.  A loss of $319,837 has been recorded on this investment.  This amount is included as a receivable for securities sold on the Statement of Assets and Liabilities.  This receivable has been fair valued in accordance with the procedures approved by the Board.  The final amount received by the Fund may be more or less than the outstanding receivable.

In connection with the Reserve Fund’s holdings in Lehman Brothers, the Trust filed a FINRA arbitration claim against the Reserve Fund and certain of its affiliates and related parties (collectively, the “Reserve”).  The Trust is seeking recovery against the Reserve for making false and misleading representations and for making unsuitable recommendations to hold the Reserve Fund shares in violation of applicable FINRA Conduct Rules, Oregon statutes and regulations, and common law.

The Board and the Advisor continue to evaluate the FINRA arbitration proceeding and other alternatives related to the Reserve Fund.  Any arbitration costs not recovered in the FINRA arbitration proceeding would be outside the expense limitation described in Note 4 and would be paid by the Fund.

(9)	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements on January 29, 2010, and has noted no such events.

LEADER SHORT-TERM BOND FUND

EXPENSE EXAMPLES

November 30, 2009 (Unaudited)

As a shareholder of the Leader Short-Term Bond Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 through November 30, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Leader Short-Term Bond Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 6/1/09	Ending Account Value 11/30/09	Expenses Paid During Period 6/1/09 – 11/30/09*
Investor Class	$1,000.00	$1,063.40	$8.79
Institutional Class	$1,000.00	$1,066.50	$5.39

Hypothetical (5% return before expenses)	Beginning Account Value 6/1/09	Ending Account Value 11/30/09	Expenses Paid During Period 6/1/09 – 11/30/09*
Investor Class	$1,000.00	$1,016.55	$8.59
Institutional Class	$1,000.00	$1,019.85	$5.27

*Expenses are equal to the Fund’s annualized expense ratio of 1.70% for the Investor Class and 1.04% for the Institutional Class; multiplied by the average account value over the period, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164

INVESTMENT ADVISOR

Leader Capital Corporation

1750 SW Skyline Blvd.

Suite 204

Portland, OR 97221

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/3/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/3/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/3/10